MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048







                                                July 29, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley Dean Witter Mid-Cap Growth Fund
     File 33-53955
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via Edgar with the Securities and Exchange Commission on July 27, 1998.


                                   Very truly yours,
                               /s/Carsten Otto
                                   Carsten Otto
                                   Assistant Secretary





cc: Randolph Koch
    Barry Fink